Note 6 - Subsequent Events - 10Q	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

Note 6 – Subsequent Events

On July 21, 2025, the Company entered into a warrant exercise inducement offer letter (the "Inducement Letter") with the holders ("Holders") of certain existing warrants issued in the Offering from November 2024 to purchase up to 1,477,596 shares of the Company's common stock (the "Existing Warrants"). Pursuant to the Inducement Letter, the Company agreed to reduce the exercise price of the Existing Warrants to $1.723 per share, and the Holders agreed: (i) to exercise Existing Warrants to purchase 855,000 shares of Company common stock; and (ii) to prepay $1.722 per share of the reduced exercise price for Existing Warrants to purchase 622,596 shares of Company common stock in consideration of the Company further reducing the exercise price of such Existing Warrants to purchase 622,596 shares of Company common stock to $0.001 per share with an exercise term of 5.5 years. In consideration of the foregoing, the Company agreed to issue the Holders new warrants to purchase up to a number of shares of Company common stock equal to 100% of the number of shares of Company common stock underlying the Existing Warrants, comprised of new Series B warrants to purchase up to 1,477,596 shares of Company common stock (the “Inducement Warrants” and the shares of Company common stock underlying the Inducement Warrants, the “Inducement Warrant Shares”) at $1.723 per share with an exercise term of 5.5 years from the initial exercise date. In addition, the Company issued 88,656 Representative's Warrants at $2.6707 per share with an exercise term of 5 years. The Company received total gross proceeds of approximately $2.6 million, less expenses paid to the Placement Agent of approximately $0.3 million.

In July 2025, of the 622,596 Amended Series A Warrants above, 268,072 were exercised, leaving 354,524 of the Amended Series A Warrants at the time of this filing.

On August 5, 2025, 54,400 of pre-IPO warrants were exercised on a cashless basis.

In July 2025, the Company entered into stock option cancellation agreements with certain employees to cancel an aggregate of 57,331 stock options. Employees that elected to cancel their stock options were granted severance agreements for three, six or nine months of their base salary (under certain conditions). On August 11, 2025, the Company entered into stock option cancellation agreements with Board members and certain officers of the Company to cancel an aggregate of 177,652 stock options. The Company's Board members included Mr. Walter Klemp, Chairman of the Board; Ms. Lori Bisson, Executive Vice Chairman of the Board; and Mr. Chris Capelli, Director, respectively, and included amounts of 8,773; 65,542; and 3,750, respectively. The Company's officers included Mr. Brad Hauser, Chief Executive Officer and President; Mr. Landy Toth, Chief Technology Officer; Mr. Robert Schwartz, Chief Medical Officer; and Mr. Trent Smith, Chief Financial Officer, respectively, and included amounts of 45,000; 8,773; 13,159; and 32,655, respectively. Mr. Hauser was granted three months of his base salary, in addition to the twelve months of his base salary per his July 17, 2024 employment agreement. Mr. Toth and Mr. Schwartz were granted severance agreements that amounted to nine months of their base salary. Mr. Smith was granted three months of his base salary, in addition to the nine months of his base salary per his July 24, 2023 employment agreement.

Note 8 – Subsequent Events

As of May 28, 2025, the Company has sold 289,144 shares pursuant to the ATM Agreement for net proceeds of approximately $0.6 million.

On April 17, 2025, we granted a new employee a ten-year option (the “Inducement Options”) to purchase 5,000 shares of common stock at an exercise price equal to the closing price of our common stock on the date of the employment. The option vests in four equal annual installments (or 1,250 shares each installment) on each of the succeeding four anniversary dates of the execution of the date of employment, provided the employee is employed by us on each vesting date.